BLACKROCK ETF TRUST

BlackRock Future Tech ETF

(the “Fund”)

Supplement dated September 30, 2022, to the Statement of Additional Information (“SAI”)

of the Fund, dated November 26, 2021, as supplemented to date

The following changes are made to the Fund’s SAI:

The section entitled “Investment Advisory, Administrative and Distribution Services — Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Portfolio Managers. As of July 31, 2021, the individuals named as Portfolio Managers in the Fund’s Prospectus were also primarily responsible for the day-to-day management of other BlackRock funds and certain other types of portfolios and/or accounts as follows:

Tony Kim

Types of Accounts	Number	Total Assets
Registered Investment Companies	3	$14.08 Billion
Other Pooled Investment Vehicles	5	$22.77 Billion
Other Accounts	2	$206.5 Million

Reid Menge

Types of Accounts	Number	Total Assets
Registered Investment Companies	3	$14.08 Billion
Other Pooled Investment Vehicles	5	$22.77 Billion
Other Accounts	2	$206.5 Million

Caroline Tall*

Types of Accounts	Number	Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0

*	Information provided as of August 31, 2022.

The fourth paragraph is deleted in its entirety and replaced with the following:

The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of July 31, 2021:

Tony Kim

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	1	$2.00 Billion
Other Accounts	0	$0

Reid Menge

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	1	$2.00 Billion
Other Accounts	0	$0

Caroline Tall*

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0

*	Information provided as of August 31, 2022.

The fifth paragraph is deleted in its entirety and replaced with the following:

The discussion below describes the compensation of Messrs. Kim and Menge as of July 31, 2021 and Caroline Tall’s compensation as of August 31, 2022.

The last sentence of the second paragraph of the sub-section entitled “Distribution of Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

Messrs. Kim and Menge have deferred BlackRock, Inc. stock awards.

The last paragraph of the sub-section entitled “Other Compensation Benefits — Incentive Savings Plans” is deleted in its entirety and replaced with the following:

As of July 31, 2021, with respect to Messrs. Kim and Menge and August 31, 2022 with respect to Caroline Tall, the Portfolio Managers did not beneficially own shares of the Fund.

Shareholders should retain this Supplement for future reference.

SAI-BFT-1022SUP

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